Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, was as follows:

	Maturity Dates			Interest Rates			2025	2024
							(in thousands)
U.S. dollar fixed rate notes	2026	-	2038	0.00%	-	12.13%	$649,771	$520,462
Total notes receivable - affiliated(1)							$649,771	$520,462
(1)All notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.

Affiliated Asset Transfers	The table below shows affiliated asset trades for the years ended December 31, 2025 and 2024.

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/(Loss)
				(in thousands)
PAR U	January 2024	Transfer in	Fixed Maturities	$1,598,161	$1,598,161	$0	$0
PAR U	January 2024	Transfer in	Fixed Maturities	$778,745	$778,745	$0	$0
PURC	January 2024	Transfer in	Fixed Maturities	$2,155,560	$2,155,560	$0	$0
GUL Re	January 2024	Transfer in	Fixed Maturities	$1,685,582	$1,685,582	$0	$0
GUL Re	January 2024	Transfer in	Equities	$4,976	$4,976	$0	$0
PURE	January 2024	Transfer out	Fixed Maturities	$1,598,161	$1,598,161	$0	$0
PURE	January 2024	Transfer out	Fixed Maturities	$778,745	$778,745	$0	$0
PURE	January 2024	Transfer out	Fixed Maturities	$2,155,560	$2,155,560	$0	$0
PURE	January 2024	Transfer out	Fixed Maturities	$1,685,582	$1,685,582	$0	$0
PURE	January 2024	Transfer out	Equities	$4,976	$4,976	$0	$0
Ironbound	January 2024	Purchase	Other Invested Assets	$60,414	$60,414	$0	$0
Windhill CLO 1, Ltd.	February 2024	Sale	Fixed Maturities	$18,428	$18,858	$0	$(430)
Windhill CLO 2, Ltd.	February 2024	Sale	Fixed Maturities	$19,652	$20,057	$0	$(405)
PAR Term	February 2024	Purchase	Fixed Maturities	$43,084	$43,084	$0	$0
Windhill CLO 1, Ltd.	March 2024	Sale	Fixed Maturities	$10,148	$10,387	$0	$(239)
Windhill CLO 2, Ltd.	March 2024	Sale	Fixed Maturities	$14,763	$15,091	$0	$(328)
Prudential Insurance	March 2024	Purchase	Fixed Maturities	$198,804	$206,285	$5,910	$0
PAR U	March 2024	Transfer in	Other Invested Assets	$188,500	$188,500	$0	$0
PURE	March 2024	Transfer out	Other Invested Assets	$188,500	$188,500	$0	$0
Windhill CLO 1, Ltd.	April 2024	Sale	Fixed Maturities	$2,261	$2,300	$0	$(39)
Windhill CLO 2, Ltd.	May 2024	Sale	Fixed Maturities	$14,034	$14,415	$0	$(381)
Windhill CLO 1, Ltd.	June 2024	Sale	Fixed Maturities	$2,045	$2,100	$0	$(55)
Windhill CLO 2, Ltd.	June 2024	Sale	Fixed Maturities	$23,342	$23,743	$0	$(401)
PAR U	June 2024	Transfer in	Other Invested Assets	$326	$326	$0	$0
PURE	June 2024	Transfer out	Other Invested Assets	$326	$326	$0	$0

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/(Loss)
PAR U	June 2024	Purchase	Commercial Mortgage and Other Loans	$12,555	$12,555	$0	$0
Windhill CLO 2, Ltd.	July 2024	Sale	Fixed Maturities	$53,462	$54,628	$0	$(1,166)
Windhill CLO 2, Ltd.	July 2024	Sale	Fixed Maturities	$6,579	$6,695	$0	$(116)
Windhill CLO 1, Ltd.	July 2024	Sale	Fixed Maturities	$2,136	$2,200	$0	$(64)
PAR U	July 2024	Purchase	Fixed Maturities	$17,402	$17,402	$0	$0
Prudential Insurance	July 2024	Purchase	Fixed Maturities	$22,655	$23,433	$614	$0
PAR U	July 2024	Purchase	Fixed Maturities	$1,239	$1,239	$0	$0
PAR U	July 2024	Purchase	Derivatives	$2,975	$2,975	$0	$0
Windhill CLO 2, Ltd.	August 2024	Sale	Fixed Maturities	$21,929	$22,500	$0	$(571)
Windhill CLO 1, Ltd.	August 2024	Sale	Fixed Maturities	$13,650	$14,100	$0	$(450)
PAR U	August 2024	Purchase	Fixed Maturities	$46,742	$46,742	$0	$0
PAR U	August 2024	Purchase	Fixed Maturities	$4,793	$4,793	$0	$0
Prudential Insurance	August 2024	Purchase	Fixed Maturities	$35,872	$35,085	$(621)	$0
Windhill CLO 2, Ltd.	September 2024	Sale	Fixed Maturities	$57,613	$57,613	$0	$0
Windhill CLO 2, Ltd.	September 2024	Sale	Fixed Maturities	$24,575	$24,911	$0	$(336)
Prudential Insurance	September 2024	Purchase	Fixed Maturities	$44,773	$43,632	$(901)	$0
Hirakata	October 2024	Purchase	Fixed Maturities	$21,229	$21,229	$0	$0
Hirakata	October 2024	Purchase	Fixed Maturities	$3,901	$3,901	$0	$0
PAR U	October 2024	Transfer in	Fixed Maturities	$6,615,438	$6,615,438	$0	$0
Windhill CLO 3, Ltd.	October 2024	Sale	Fixed Maturities	$232,036	$235,610	$0	$(3,574)
Windhill CLO 2, Ltd.	October 2024	Sale	Fixed Maturities	$5,824	$5,899	$0	$(75)
Windhill CLO 2, Ltd.	October 2024	Sale	Fixed Maturities	$14,690	$14,959	$0	$(269)
Windhill CLO 1, Ltd.	October 2024	Sale	Fixed Maturities	$3,038	$3,100	$0	$(62)
PAR U	October 2024	Transfer in	Equities	$6,120	$6,120	$0	$0
Windhill CLO 3, Ltd.	November 2024	Sale	Fixed Maturities	$17,409	$17,518	$0	$(109)
Windhill CLO 3, Ltd.	December 2024	Sale	Fixed Maturities	$38,020	$38,537	$0	$(517)
Windhill CLO 3, Ltd.	December 2024	Sale	Short-term Investments	$2,882	$2,905	$0	$(23)

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/(Loss)
Prudential Insurance	December 2024	Contributed Capital	Equities	$415,696	$416,265	$0	$0
Windhill CLO 2, Ltd.	January 2025	Sale	Fixed Maturities	$2,738	$2,800	$0	$(62)
Windhill CLO 3, Ltd.	January 2025	Sale	Fixed Maturities	$17,046	$17,363	$0	$(317)
Windhill CLO 1, Ltd.	January 2025	Sale	Fixed Maturities	$2,152	$2,200	$0	$(48)
PAR U	February 2025	Purchase	Derivatives	$417,169	$417,169	$0	$0
Windhill CLO 2, Ltd.	February 2025	Sale	Fixed Maturities	$7,482	$7,600	$0	$(118)
Windhill CLO 3, Ltd.	February 2025	Sale	Fixed Maturities	$17,172	$17,410	$0	$(238)
Windhill CLO 1, Ltd.	February 2025	Sale	Fixed Maturities	$9,784	$9,900	$0	$(116)
Prudential Insurance	February 2025	Purchase	Fixed Maturities	$100,033	$101,147	$880	$0
Prudential Insurance	March 2025	Purchase	Fixed Maturities	$226,726	$260,396	$26,599	$0
Windhill CLO 3, Ltd.	March 2025	Sale	Fixed Maturities	$9,019	$9,144	$0	$(125)
Windhill CLO 1, Ltd.	March 2025	Sale	Fixed Maturities	$8,469	$8,500	$0	$(31)
Windhill CLO 1, Ltd.	March 2025	Sale	Fixed Maturities	$10,184	$10,301	$0	$(117)
Windhill CLO 1, Ltd.	March 2025	Purchase	Fixed Maturities	$921	$921	$0	$0
Windhill CLO 1, Ltd.	April 2025	Sale	Fixed Maturities	$21,646	$22,003	$0	$(357)
Windhill CLO 2, Ltd.	April 2025	Sale	Fixed Maturities	$8,597	$8,646	$0	$(49)
Windhill CLO 3, Ltd.	April 2025	Sale	Fixed Maturities	$33,528	$34,110	$0	$(582)
Windhill CLO 1, Ltd.	April 2025	Purchase	Fixed Maturities	$24	$24	$0	$0
Prudential Insurance	April 2025	Purchase	Fixed Maturities	$51,030	$53,646	$2,066	$0
Windhill CLO 1, Ltd.	May 2025	Sale	Fixed Maturities	$9,254	$9,388	$0	$(134)
Windhill CLO 2, Ltd.	May 2025	Sale	Fixed Maturities	$14,667	$14,792	$0	$(125)
Windhill CLO 4, Ltd.	May 2025	Sale	Fixed Maturities	$235,316	$237,464	$0	$(2,148)
Prudential Insurance	May 2025	Purchase	Fixed Maturities	$24,037	$24,000	$(29)	$0
PARCC	May 2025	Purchase	Fixed Maturities	$103,549	$103,549	$0	$0
Prudential Insurance	May 2025	Contributed Capital	Other Invested Assets	$207,870	$207,870	$0	$0
Windhill CLO 2, Ltd.	June 2025	Sale	Fixed Maturities	$500	$500	$0	$0
Windhill CLO 3, Ltd.	June 2025	Sale	Fixed Maturities	$2,608	$2,608	$0	$0
Windhill CLO 4, Ltd.	June 2025	Sale	Fixed Maturities	$19,136	$19,351	$0	$(215)

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/(Loss)
Windhill CLO 1, Ltd.	July 2025	Sale	Fixed Maturities	$2,189	$2,200	$0	$(11)
Windhill CLO 2, Ltd.	July 2025	Sale	Fixed Maturities	$1,800	$1,800	$0	$0
Windhill CLO 3, Ltd.	July 2025	Sale	Fixed Maturities	$1,681	$1,700	$0	$(19)
Windhill CLO 4, Ltd.	July 2025	Sale	Fixed Maturities	$644	$650	$0	$(6)
Windhill CLO 1, Ltd.	August 2025	Sale	Fixed Maturities	$16,310	$16,526	$0	$(216)
Windhill CLO 2, Ltd.	August 2025	Sale	Fixed Maturities	$2,920	$2,920	$0	$0
Windhill CLO 3, Ltd.	August 2025	Sale	Fixed Maturities	$2,090	$2,090	$0	$0
Prudential Insurance	August 2025	Purchase	Fixed Maturities	$117,008	$116,592	$(328)	$0
Windhill CLO 1, Ltd.	September 2025	Sale	Fixed Maturities	$1,195	$1,200	$0	$(5)
Windhill CLO 2, Ltd.	September 2025	Sale	Fixed Maturities	$9,273	$9,314	$0	$(41)
Windhill CLO 3, Ltd.	September 2025	Sale	Short-term Investments	$235	$235	$0	$0
Windhill CLO 4, Ltd.	September 2025	Sale	Fixed Maturities	$4,910	$4,941	$0	$(31)
PGIM Strategic Investments Inc	September 2025	Sale	Other Invested Assets	$61,361	$61,361	$0	$0
Windhill CLO 2, Ltd.	October 2025	Sale	Fixed Maturities	$1,389	$1,400	$0	$(11)
Windhill CLO 3, Ltd.	October 2025	Sale	Fixed Maturities	$4,791	$4,800	$0	$(9)
Windhill CLO 4, Ltd.	October 2025	Sale	Fixed Maturities	$75,800	$76,335	$0	$(535)
Windhill CLO 5, Ltd.	November 2025	Sale	Fixed Maturities	$134,211	$135,041	$0	$(830)
Prudential Insurance	November 2025	Sale	Commercial Mortgage and Other Loans	$101,514	$99,786	$1,365	$0
Prudential Insurance	November 2025	Sale	Fixed Maturities	$29,140	$28,813	$258	$0
Prudential Insurance	November 2025	Sale	Fixed Maturities	$758	$781	$(19)	$0
Prudential Insurance	November 2025	Purchase	Fixed Maturities	$148,886	$149,101	$169	$0
Prudential Insurance	December 2025	Purchase	Fixed Maturities	$28,011	$29,000	$781	$0
Prudential Insurance	December 2025	Purchase	Fixed Maturities	$9,337	$9,060	$0	$(277)
Windhill CLO 1, Ltd.	December 2025	Purchase	Fixed Maturities	$1,112	$1,112	$0	$0
Windhill CLO 1, Ltd.	December 2025	Sale	Fixed Maturities	$16,955	$17,075	$0	$(120)
Windhill CLO 2, Ltd.	December 2025	Sale	Fixed Maturities	$4,896	$4,920	$0	$(24)
Windhill CLO 3, Ltd.	December 2025	Sale	Fixed Maturities	$9,008	$9,076	$0	$(68)

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/(Loss)
Windhill CLO 3, Ltd.	December 2025	Sale	Short-term Investments	$353	$353	$0	$0
Windhill CLO 4, Ltd.	December 2025	Sale	Fixed Maturities	$10,562	$10,662	$0	$(100)
Windhill CLO 5, Ltd.	December 2025	Sale	Fixed Maturities	$27,642	$27,913	$0	$(271)
Passaic Fund LLC	December 2025	Sale	Other Invested Assets	$35,828	$35,828	$0	$0